Deferred taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred taxation, beginning balance	$ (368)	$ 395
Adjustment on currency translation	19	96
Credited/(charged) to the income statement	1,260	(763)
Credited (charged) to statement of comprehensive income	153	(102)		$ (243)
Other movements	(24)	6
Deferred taxation, ending balance	1,040	(368)		$ 395
Deferred tax assets	3,624	2,796	[1]
Deferred tax liabilities	(2,584)	(3,164)	[1]
Recognised and unrecognised deferred tax assets	10,040	8,089
Unrecognised deferred tax assets	6,416	5,293
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,249	2,730
Tax payable on unremitted earnings	110	140
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,182	868
Unused tax losses | Due within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 0	0
Deferred tax loss recovery period	1 year
Unused tax losses | Between 1 and 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 140	105
Unused tax losses | Between 1 and 5 years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Between 1 and 5 years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | Later than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 1,042	$ 763
Deferred tax loss recovery period	5 years

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.